Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/28/2016
Distribution Date:	8/11/2016

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial	Exchange	CAD
Series	Principal Amount	Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$20,643,246,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$6,405,575,000

Total Outstanding			$27,048,821,600

OSFI Covered Bond Limit			$36,076,489,424

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from the Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/28/2016
Distribution Date:	8/11/2016

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings-related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC).

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

2

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/28/2016
Distribution Date:	8/11/2016

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$20,643,246,600

A = Lesser of (i) LTV Adjusted Loan Balance and			27,726,793,582		A (i)	29,813,756,540
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	27,726,793,582
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			381,428,021
Total: A + B + C + D + E - F			27,345,365,561

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			21,126,905,580

A = lesser of (i) Present Value of outstanding loan balance of			29,934,098,841		A (i)	29,934,098,841
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	57,721,976,471
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			29,934,098,841

Intercompany Loan Balance

Guarantee Loan			22,202,157,590
Demand Loan			8,505,202,370
Total			30,707,359,960

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
July 28, 2016	N/A		N/A

Portfolio Flow of Funds

	28-Jul-16		29-Jun-16
Cash Inflows
Principal Receipts	661,179,678.55		579,918,993.62
Sale of Loans	26,294,666.46		34,182,027.39
Revenue Receipts	71,962,098.53		71,592,010.16
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(64,374,818.42)	(6)	(64,131,788.10)	(7)
Purchase of Loans	(48,712,156.87)		(38,264,704.26)
Intercompany Loan Repayment	(638,762,188.14)	(6)	(575,836,316.75)	(7)
Distribution to Partners	-		-
Other Inflows/Outflows(8)	(63,136.45)		(836.02)
Net Inflows/(Outflows)	7,524,143.66		7,459,386.04

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet-National Bank House Price IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.7238%

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure are done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on August 17th, 2016.

(7) This amount was paid out on July 18th, 2016.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fee, and service charges.

3

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/28/2016
Distribution Date:	8/11/2016

Portfolio Summary Statistics

Previous Month Ending Balance	$30,430,589,034
Current Month Ending Balance	$29,791,826,846
Number of Mortgage Loans in Pool	166,750
Average Loan Size	$178,662
Number of Primary Borrowers	148,087
Number of Properties	152,225

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	51.02%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.26%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	81.64%
Weighted Average Seasoning of Loans in the Portfolio	25.10	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.78%
Weighted Average Original Term of Loans in the Portfolio	50.57	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	25.47	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	44.35	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	166,501	99.85%	29,736,920,779	99.82%
30 to 59 Days Past Due	170	0.10%	38,217,710	0.13%
60 to 89 Days Past Due	79	0.05%	16,688,357	0.06%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	166,750	100.00%	29,791,826,846	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,754	11.85%	4,341,199,149	14.57%
British Columbia	20,007	12.00%	4,800,550,555	16.11%
Manitoba	3,662	2.20%	466,063,988	1.56%
New Brunswick	5,045	3.03%	501,887,187	1.68%
Newfoundland	5,408	3.24%	740,707,783	2.49%
Northwest Territories	51	0.03%	9,990,859	0.03%
Nova Scotia	7,223	4.33%	876,270,669	2.94%
Nunavut	-	0.00%	-	0.00%
Ontario	81,607	48.94%	14,591,154,263	48.98%
Prince Edward Island	1,120	0.67%	116,384,437	0.39%
Quebec	17,267	10.36%	2,335,407,092	7.84%
Saskatchewan	5,269	3.16%	945,273,552	3.17%
Yukon	337	0.20%	66,937,313	0.22%
Total	166,750	100.00%	29,791,826,846	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,026	1.81%	560,535,474	1.88%
599 or less	2,801	1.68%	485,697,357	1.63%
600 - 650	4,526	2.71%	844,243,825	2.83%
651 - 700	10,472	6.28%	2,020,415,567	6.78%
701 - 750	22,018	13.20%	4,280,316,828	14.37%
751 - 800	31,053	18.62%	5,891,760,033	19.78%
801 and Above	92,854	55.68%	15,708,857,762	52.73%
Total	166,750	100.00%	29,791,826,846	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recenly determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) Refer to footnote (5) on page 3 of this Investor Report.

(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/28/2016
Distribution Date:	8/11/2016

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	138,769	83.22%	23,953,234,889	80.40%
Variable	27,981	16.78%	5,838,591,956	19.60%
Total	166,750	100.00%	29,791,826,846	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	133,414	80.01%	21,677,801,888	72.76%
Non-STEP	33,336	19.99%	8,114,024,958	27.24%
Total	166,750	100.00%	29,791,826,846	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,639	1.58%	456,442,752	1.53%
Owner Occupied	164,111	98.42%	29,335,384,093	98.47%
Total	166,750	100.00%	29,791,826,846	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	55,242	33.13%	9,944,476,599	33.38%
2.5000 - 2.9999	63,916	38.33%	11,272,958,747	37.84%
3.0000 - 3.4999	31,789	19.06%	6,299,102,954	21.14%
3.5000 - 3.9999	12,346	7.40%	1,814,980,096	6.09%
4.0000 - 4.4999	2,519	1.51%	345,175,393	1.16%
4.5000 - 4.9999	587	0.35%	73,587,007	0.25%
5.0000 - 5.4999	230	0.14%	23,943,584	0.08%
5.5000 and Above	121	0.07%	17,602,466	0.06%
Total	166,750	100.00%	29,791,826,846	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	22,902	13.73%	1,535,759,998	5.15%
20.01-25.00	8,657	5.19%	1,018,673,812	3.42%
25.01-30.00	9,376	5.62%	1,317,717,937	4.42%
30.01-35.00	10,289	6.17%	1,699,088,900	5.70%
35.01-40.00	11,699	7.02%	2,091,577,291	7.02%
40.01-45.00	13,352	8.01%	2,665,678,670	8.95%
45.01-50.00	14,587	8.75%	2,997,398,414	10.06%
50.01-55.00	15,210	9.12%	3,117,041,772	10.46%
55.01-60.00	14,776	8.86%	3,072,479,034	10.31%
60.01-65.00	14,425	8.65%	3,053,818,660	10.25%
65.01-70.00	14,050	8.43%	3,090,149,503	10.37%
70.01-75.00	10,659	6.39%	2,423,024,807	8.13%
75.01-80.00	5,608	3.36%	1,403,256,500	4.71%
80.01 and Above	1,160	0.70%	306,161,547	1.03%
Total	166,750	100.00%	29,791,826,846	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

5

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/28/2016
Distribution Date:	8/11/2016

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	52,727	31.62%	8,262,544,553	27.73%
12.00 - 23.99	49,527	29.70%	8,686,335,344	29.16%
24.00 - 35.99	15,017	9.01%	2,999,795,002	10.07%
36.00 - 41.99	9,712	5.82%	1,900,234,183	6.38%
42.00 - 47.99	14,623	8.77%	2,786,931,577	9.35%
48.00 - 53.99	14,490	8.69%	3,008,933,556	10.10%
54.00 - 59.99	8,617	5.17%	1,788,001,365	6.00%
60.00 - 65.99	1,242	0.74%	219,941,620	0.74%
66.00 - 71.99	78	0.05%	16,645,046	0.06%
72.00 and Above	717	0.43%	122,464,600	0.41%
Total	166,750	100.00%	29,791,826,846	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	57,551	34.51%	3,278,655,239	11.01%
100,000 - 149,999	29,537	17.71%	3,681,037,346	12.36%
150,000 - 199,999	24,664	14.79%	4,288,484,018	14.39%
200,000 - 249,999	18,108	10.86%	4,050,153,056	13.59%
250,000 - 299,999	12,521	7.51%	3,421,828,008	11.49%
300,000 - 349,999	8,221	4.93%	2,656,729,962	8.92%
350,000 - 399,999	5,091	3.05%	1,899,374,999	6.38%
400,000 - 449,999	3,175	1.90%	1,343,564,089	4.51%
450,000 - 499,999	2,160	1.30%	1,022,447,280	3.43%
500,000 - 549,999	1,386	0.83%	726,061,763	2.44%
550,000 - 599,999	955	0.57%	548,800,586	1.84%
600,000 - 649,999	686	0.41%	427,999,741	1.44%
650,000 - 699,999	470	0.28%	316,620,420	1.06%
700,000 - 749,999	373	0.22%	270,801,895	0.91%
750,000 - 799,999	316	0.19%	244,905,062	0.82%
800,000 - 849,999	231	0.14%	190,441,073	0.64%
850,000 - 899,999	260	0.16%	228,025,632	0.77%
900,000 - 949,999	239	0.14%	220,981,110	0.74%
950,000 - 999,999	218	0.13%	212,537,495	0.71%
1,000,000 or Greater	588	0.35%	762,378,071	2.56%
Total	166,750	100.00%	29,791,826,846	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	23,815	14.28%	4,161,610,994	13.97%
Single Family	138,422	83.01%	24,676,346,116	82.83%
Multi Family	4,101	2.46%	891,589,097	2.99%
Other	412	0.25%	62,280,638	0.21%
Total	166,750	100.00%	29,791,826,846	100.00%

6

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/28/2016
Distribution Date:	8/11/2016

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	110,345,694	80,420,413	93,967,749	125,771,817	141,790,729	186,425,028	233,665,330	276,369,982	410,703,672	592,851,797	556,665,964	473,613,210	787,439,789	271,167,975	4,341,199,149	14.57%
	Current and Less Than 30 Days Past Due	110,235,937	80,420,413	93,670,456	125,328,185	141,664,214	185,989,963	233,060,931	274,591,040	409,204,297	590,700,112	553,159,177	471,737,680	786,067,444	270,107,558	4,325,937,407	99.65%
	30 to 59 Days Past Due	15,757	-	297,294	292,513	-	88,198	357,057	1,066,871	510,576	1,000,041	1,521,145	904,754	625,419	577,272	7,256,897	0.17%
	60 to 89 Days Past Due	93,999	-	-	151,119	126,515	346,868	247,343	712,072	988,798	1,151,644	1,985,642	970,775	746,926	483,145	8,004,845	0.18%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	409,424,703	267,624,820	342,016,468	444,482,905	511,984,997	593,075,788	549,517,272	387,741,325	368,065,549	398,635,671	327,548,236	165,156,326	31,637,137	3,639,358	4,800,550,555	16.11%
	Current and Less Than 30 Days Past Due	409,424,703	267,393,626	340,639,699	441,711,644	509,263,443	592,675,988	548,828,509	386,792,796	368,065,549	397,799,229	327,548,236	165,156,326	31,637,137	3,639,358	4,790,576,243	99.79%
	30 to 59 Days Past Due	-	231,194	1,237,231	2,370,572	2,118,577	206,855	541,912	948,529	-	836,442	-	-	-	-	8,491,312	0.18%
	60 to 89 Days Past Due	-	-	139,538	400,689	602,977	192,945	146,852	-	-	-	-	-	-	-	1,483,001	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	12,346,203	9,701,989	11,692,384	15,067,570	20,508,168	26,562,470	33,110,314	45,028,228	63,474,874	68,543,240	76,367,254	54,597,562	27,983,912	1,079,821	466,063,988	1.56%
	Current and Less Than 30 Days Past Due	12,346,203	9,701,989	11,692,384	15,067,570	20,431,484	26,562,470	33,110,314	44,936,161	63,474,874	68,543,240	76,050,932	54,511,480	27,983,912	1,079,821	465,492,833	99.88%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	92,067	-	-	316,322	86,082	-	-	494,471	0.11%
	60 to 89 Days Past Due	-	-	-	-	76,685	-	-	-	-	-	-	-	-	-	76,685	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	14,196,594	9,137,526	12,913,197	15,812,798	22,636,120	25,152,004	38,012,193	60,828,389	88,201,737	66,966,420	88,616,310	54,458,188	4,889,803	65,909	501,887,187	1.68%
	Current and Less Than 30 Days Past Due	14,196,594	9,137,526	12,913,197	15,812,798	22,636,120	25,082,795	37,846,163	60,828,389	87,434,139	66,621,975	88,616,310	54,458,188	4,889,803	65,909	500,539,905	99.73%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	69,209	-	-	251,458	344,445	-	-	-	-	665,112	0.13%
	60 to 89 Days Past Due	-	-	-	-	-	-	166,031	-	516,139	-	-	-	-	-	682,170	0.14%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	16,202,287	10,594,105	12,861,765	21,485,015	30,197,195	39,697,570	56,391,969	73,863,233	126,063,925	108,455,698	134,420,252	98,116,301	11,099,943	1,258,524	740,707,783	2.49%
	Current and Less Than 30 Days Past Due	16,202,287	10,594,105	12,770,744	21,279,424	30,140,868	39,697,570	56,391,969	73,863,233	125,321,626	108,161,904	134,135,502	97,926,916	11,099,943	1,258,524	738,844,615	99.75%
	30 to 59 Days Past Due	-	-	-	-	56,327	-	-	-	568,886	-	-	189,385	-	-	814,599	0.11%
	60 to 89 Days Past Due	-	-	91,021	205,591	-	-	-	-	173,413	293,794	284,750	-	-	-	1,048,569	0.14%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	590,292	526,694	382,215	282,253	360,734	871,079	-	652,643	2,467,937	1,272,162	1,738,376	846,473	-	-	9,990,859	0.03%
	Current and Less Than 30 Days Past Due	590,292	526,694	382,215	282,253	360,734	871,079	-	652,643	2,467,937	1,272,162	1,738,376	846,473	-	-	9,990,859	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	26,800,467	17,169,601	22,916,040	32,261,943	40,364,091	51,486,333	67,747,267	96,062,997	131,432,073	106,542,015	162,914,432	104,150,515	16,422,895	-	876,270,669	2.94%
	Current and Less Than 30 Days Past Due	26,784,998	17,169,601	22,916,040	32,229,930	40,153,265	51,431,206	67,698,487	96,062,997	130,843,833	105,880,112	162,600,642	104,150,515	16,422,895	-	874,344,522	99.78%
	30 to 59 Days Past Due	15,470	-	-	-	210,825	-	-	-	108,354	492,610	-	-	-	-	827,259	0.09%
	60 to 89 Days Past Due	-	-	-	32,012	-	55,127	48,780	-	479,885	169,293	313,790	-	-	-	1,098,887	0.13%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	833,022,334	540,292,714	714,456,534	915,135,486	1,167,935,686	1,550,616,602	1,778,533,370	1,863,820,811	1,441,218,158	1,265,614,495	1,204,350,761	1,027,454,086	277,692,506	11,010,720	14,591,154,263	48.98%
	Current and Less Than 30 Days Past Due	832,574,309	539,951,904	714,210,869	914,405,138	1,165,908,454	1,549,569,750	1,776,013,420	1,860,252,736	1,439,273,301	1,265,402,695	1,202,807,996	1,026,788,183	277,692,506	11,010,720	14,575,861,981	99.90%
	30 to 59 Days Past Due	320,352	340,810	245,665	220,185	695,900	976,322	2,073,390	2,371,391	1,944,857	-	1,406,141	591,058	-	-	11,186,069	0.08%
	60 to 89 Days Past Due	127,673	-	-	510,163	1,331,332	70,530	446,560	1,196,685	-	211,800	136,625	74,845	-	-	4,106,213	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,755,838	3,126,923	3,382,542	3,040,551	4,717,103	5,275,225	9,050,501	13,751,689	20,635,447	13,413,671	22,969,749	12,504,904	672,731	87,564	116,384,437	0.39%
	Current and Less Than 30 Days Past Due	3,755,838	3,126,923	3,382,542	3,040,551	4,717,103	5,214,073	9,050,501	13,698,049	20,559,765	13,413,671	22,969,749	12,504,904	672,731	87,564	116,193,963	99.84%
	30 to 59 Days Past Due	-	-	-	-	-	61,152	-	53,639	-	-	-	-	-	-	114,791	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	75,682	-	-	-	-	-	75,682	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	86,302,834	59,174,066	75,180,843	96,653,078	112,375,197	129,636,711	161,178,751	190,151,439	242,712,726	295,416,941	330,879,621	302,583,964	236,281,915	16,879,007	2,335,407,092	7.84%
	Current and Less Than 30 Days Past Due	86,233,705	59,079,483	75,180,843	96,653,078	112,375,197	129,636,711	160,828,204	189,808,029	241,563,079	294,177,018	330,508,421	300,630,889	235,462,166	16,879,007	2,329,015,831	99.73%
	30 to 59 Days Past Due	69,129	94,583	-	-	-	-	350,547	343,410	1,149,647	1,239,923	371,200	1,953,075	819,749	-	6,391,261	0.27%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	20,528,070	19,303,616	26,089,064	26,077,713	35,240,526	53,104,205	63,582,236	99,102,681	163,631,521	128,445,979	174,344,598	126,452,066	8,877,765	493,511	945,273,552	3.17%
	Current and Less Than 30 Days Past Due	20,528,070	19,303,616	25,829,039	26,077,713	35,148,852	53,104,205	63,582,236	98,626,201	162,954,409	128,445,979	174,344,598	126,184,817	8,877,765	493,511	943,501,012	99.81%
	30 to 59 Days Past Due	-	-	260,025	-	91,674	-	-	364,175	677,112	-	-	267,249	-	-	1,660,235	0.18%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	112,305	-	-	-	-	-	-	112,305	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,244,683	1,601,345	1,859,135	3,017,772	3,466,746	3,775,656	6,609,211	9,668,354	13,871,416	7,660,571	9,333,951	3,091,213	258,104	479,157	66,937,313	0.22%
Yukon	Current and Less Than 30 Days Past Due	2,244,683	1,601,345	1,859,135	3,017,772	3,466,746	3,775,656	6,609,211	9,668,354	13,555,711	7,660,571	9,333,951	3,091,213	258,104	479,157	66,621,609	99.53%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	315,705	-	-	-	-	-	315,705	0.47%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,535,759,998	1,018,673,812	1,317,717,937	1,699,088,900	2,091,577,291	2,665,678,670	2,997,398,414	3,117,041,772	3,072,479,034	3,053,818,660	3,090,149,503	2,423,024,807	1,403,256,500	306,161,547	29,791,826,846	100.00%
	Current and Less Than 30 Days Past Due	1,535,117,618	1,018,007,227	1,315,447,163	1,694,906,056	2,086,266,480	2,663,611,465	2,993,019,945	3,109,780,628	3,064,718,520	3,048,078,667	3,083,813,890	2,417,987,583	1,401,064,406	305,101,130	29,736,920,779	99.82%
	30 to 59 Days Past Due	420,708	666,586	2,040,215	2,883,269	3,173,303	1,401,735	3,322,905	5,240,081	5,526,595	3,913,462	3,614,808	3,991,603	1,445,168	577,272	38,217,710	0.13%
	60 to 89 Days Past Due	221,672	-	230,559	1,299,574	2,137,508	665,470	1,055,565	2,021,062	2,233,918	1,826,531	2,720,806	1,045,620	746,926	483,145	16,688,357	0.06%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

7

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/28/2016
Distribution Date:	8/11/2016

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	29,584,815	20,316,749	29,234,948	46,448,244	43,224,782	59,496,976	58,423,045	75,246,883	57,190,779	54,103,048	45,811,658	31,332,316	9,196,445	924,788	560,535,474	1.88%
<=599	7,343,299	11,065,566	9,481,989	15,254,466	25,934,824	46,635,938	62,827,494	79,250,568	69,904,942	60,414,730	57,105,428	30,076,351	9,353,792	1,047,970	485,697,357	1.63%
600-650	18,262,971	16,242,546	19,207,972	27,813,122	54,246,522	83,478,519	115,991,583	112,771,735	113,747,863	95,222,816	104,626,427	53,496,792	25,112,444	4,022,514	844,243,825	2.83%
651-700	47,292,417	44,014,987	59,547,368	82,780,198	126,894,836	180,879,095	237,481,676	261,272,618	253,840,212	249,209,415	219,255,807	160,856,236	84,937,318	12,153,383	2,020,415,567	6.78%
701-750	134,029,932	107,806,360	141,685,642	187,725,775	272,008,490	362,464,538	412,447,509	477,359,615	460,766,886	478,367,160	510,290,707	425,896,862	249,269,205	60,198,148	4,280,316,828	14.37%
751-800	206,031,880	147,329,707	219,309,746	305,847,798	369,604,855	497,476,010	565,299,894	605,998,870	621,898,145	642,601,030	683,840,517	585,135,021	360,894,977	80,491,583	5,891,760,033	19.78%
>800	1,093,214,684	671,897,897	839,250,273	1,033,219,297	1,199,662,983	1,435,247,594	1,544,927,214	1,505,141,482	1,495,130,208	1,473,900,461	1,469,218,960	1,136,231,229	664,492,320	147,323,160	15,708,857,762	52.73%
Total	1,535,759,998	1,018,673,812	1,317,717,937	1,699,088,900	2,091,577,291	2,665,678,670	2,997,398,414	3,117,041,772	3,072,479,034	3,053,818,660	3,090,149,503	2,423,024,807	1,403,256,500	306,161,547	29,791,826,846	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

8